Note 3 - Acquisitions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.	Acquisitions

2017
acquisitions:
The Company acquired controlling interests in
nine
businesses,
five
in the FirstService Residential segment and
four
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in Minnesota, Washington D.C., Florida, Massachusetts, and Ontario. In the FirstService Brands segment, the Company acquired California Closets franchises located in Southern California and Atlanta, as well as Paul Davis Restoration franchises based in Omaha, Nebraska and Washington D.C., all of which will be operated as company-owned locations.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$9,593
Long-term assets	3,394
Current liabilities	(8,495)
Long-term liabilities	(850)
Deferred Tax Liabilities	(3,408)
Redeemable non-controlling interest	(3,360)
$(3,126)

Note consideration	$(1,000)
Cash consideration, net of cash acquired of $1,426	(39,573)
Acquisition date fair value of contingent consideration	(9,280)
Total purchase consideration	$(49,853)

Acquired intangible assets	$23,589
Goodwill	$29,390

2016
acquisitions:
The Company acquired controlling interests in
thirteen
businesses,
five
in the FirstService Residential segment and
eight
in the FirstService Brands segment. In the FirstService Residential segment, the Company acquired regional firms operating in California, South Carolina, Maryland and Massachusetts. In the FirstService Brands segment, the Company acquired three
California Closets franchises operating in California, Washington DC, and Ontario, and three
Paul Davis Restoration franchises operating in Florida, Connecticut, and Wisconsin, all six
of which will be operated as company-owned locations. In the FirstService Brands segment, the Company also acquired Century Fire Protection and Advanced Fire, full-service fire protection firms, headquartered in Atlanta, Georgia, and Fort Lauderdale, Florida, respectively.

Adjustments recorded since the date of acquisition as a result of valuation and management review of certain accounts resulted in an increase of goodwill and intangible assets of
$642
and
$1,928,
respectively.

Details of these acquisitions are as follows:

Aggregate Acquisitions

Current assets	$40,022
Non-current assets	10,282
Current liabilities	(19,299)
Long-term liabilities	(556)
Deferred Tax Liabilities	(14,646)
Redeemable non-controlling interest	(10,612)
$5,191

Note consideration	(3,434)
Cash consideration, net of cash acquired of $5,002	$(90,852)
Acquisition date fair value of contingent consideration	(9,998)
Total purchase consideration	$(104,284)

Acquired intangible assets	$54,438
Goodwill	$44,655

“Acquisition-related items” included both transaction costs and contingent acquisition consideration fair value adjustments. Acquisition-related transaction costs for the year ended
December 31, 2017
totaled
$705
(
2016
-
$682
). Also included in acquisition-related items was
$1,314
related to contingent acquisition consideration fair value adjustments (
2016
– reversal of
$621
).

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill are assembled workforces, synergies with existing operations and future growth prospects. For acquisitions completed during the year ended
December 31, 2017,
goodwill in the amount of
$10,218
is deductible for income tax purposes (
2016
-
$7,511
).

The Company typically structures its business acquisitions to include contingent consideration. Vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one
- to
two
-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not
achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

The fair value of the contingent consideration liability recorded on the consolidated balance sheet as at
December 31, 2017
was
$18,418
(see note
15
). The estimated range of outcomes (undiscounted) for these contingent consideration arrangements is determined based on the formula price and the likelihood of achieving specified earnings levels over the contingency period, and ranges from
$16,519
to a maximum of
$19,434.
These contingencies will expire during the period extending to
November 2019.
During the year ended
December 31, 2017,
$2,792
was paid with reference to such contingent consideration (
2016
-
$2,490
).

The acquisitions referred to above were accounted for by the purchase method of accounting for business combinations. Accordingly, the accompanying consolidated statements of earnings do not
include any revenues or expenses related to these acquisitions prior to their respective closing dates. The consideration for the acquisitions during the year ended
December 31, 2017
was financed from borrowings on the Company’s revolving credit facility and cash on hand.

The amounts of revenues and earnings contributed from the date of acquisition and included in the Company’s consolidated results for the year ended
December 31, 2017,
and the supplemental pro forma revenues and earnings of the combined entity had the acquisition date been
January 1, 2016,
are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2017	$44,910	$2,211
Supplemental pro forma for 2017 (unaudited)	1,750,519	78,989
Supplemental pro forma for 2016 (unaudited)	1,651,491	61,624

Supplemental pro forma results were adjusted for non-recurring items.